Term Loans	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
TERM LOANS

NOTE 11—TERM LOANS

SBCC

On April 5, 2019, Goedeker, as borrower, and 1847 Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. The balance of the note amounts to $1,049,186 as of September 30, 2019, comprised of principal of $1,406,250 and net of unamortized debt discount of $155,750 and unamortized warrant feature of $201,314.

The term note matures on April 5, 2023 and bears interest at the sum of the cash interest rate (defined as 11% per annum) plus the PIK interest rate (defined as 2% per annum); provided that upon an event of default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the cash interest rate and the PIK interest rate, in each case plus 3.00%. Interest accrued at the cash interest rate shall be due and payable in arrears on the last day of each month commencing May 31, 2019. Interest accrued at the PIK interest rate shall be automatically capitalized, compounded and added to the principal amount of the term note on each last day of each quarter unless paid in cash on or prior to the last day of each quarter; provided that (i) interest accrued pursuant to an event of default shall be payable on demand, and (ii) in the event of any repayment or prepayment, accrued interest on the principal amount repaid or prepaid (including interest accrued at the PIK interest rate and not yet added to the principal amount of term note) shall be payable on the date of such repayment or prepayment. Notwithstanding the foregoing, all interest on term note, whether accrued at the cash interest rate or the PIK interest rate, shall be due and payable in cash on the maturity date unless payment is sooner required by the loan and security agreement.

Goedeker must repay to SBCC on the last business day of each March, June, September and December, commencing with the last business day of June 2019, an aggregate principal amount of the term note equal to $93,750, regardless of any prepayments made, and must pay the unpaid principal on the maturity date unless payment is sooner required by the loan and security agreement.

Goedeker may prepay the term note in whole or in part from time to time; provided that if such prepayment occurs (i) prior to the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Holdco in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the term note in an aggregate amount equal to 100% of such net proceeds. A "prepayment event" means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Holdco; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Holdco with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Holdco of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.

The loan and security agreement with SBCC contains the same events of default as the loan and security agreement with Burnley, provided that the reference to the term loan in the cross-default provision refers instead to the revolving loan.

The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type. The term note is secured by a second priority security interest (subordinate to the revolving loan) in all of the assets of Goedeker and 1847 Holdco. In connection with such security interest, on April 5, 2019, (i) 1847 Holdco entered into a pledge agreement with SBCC, pursuant to which 1847 Holdco pledged the shares of Goedeker held by it to SBCC, and (ii) Goedeker entered deposit account control agreement with Burnley, SBCC and Montgomery Bank relating to the security interest in Goedeker's bank accounts.

In addition, on April 5, 2019, the Company entered into a guaranty with SBCC to guaranty the obligations under the loan and security agreement upon the occurrence of certain prohibited acts described in the guaranty.

The rights of SBCC to receive payments under the term note are subordinate to the rights of Northpoint and Burnley under separate subordination agreements that SBCC entered into with them.

As noted above, the Company is in technical, not payment default, on this loan and security agreement and has classified such debt as a current liability.

Home State Bank

On June 13, 2018, Neese entered into a term loan agreement with Home State Bank, pursuant to which Neese issued a promissory note to Home State Bank in the principal amount of $3,654,074 with an annual interest rate of 6.85% with covenants to maintain a minimum debt coverage ratio of 1.00 to 1.25 measured at December 31, 2019. Pursuant to the terms of the note, Neese will make semi-annual payments of $302,270 beginning on January 20, 2019 and continuing every six months thereafter until July 20, 2020, the maturity date; provided however, that Neese will pay the note in full immediately upon demand by Home State Bank. The balance of the note amounts to $3,361,499 as of September 30, 2019, comprised of principal of $3,376,757 and net of unamortized debt discount of $15,258.

The loan agreement contains customary representations and warranties. Pursuant to the terms of the loan agreement and the note, an "event of default" includes: (i) if Neese fails to make any payment when due under the note; (ii) if Neese fails to comply with or to perform any other term, obligation, covenant or condition contained in the note or in any of the related documents or to comply with or to perform any term, obligation, covenant or condition contained in any other agreement between Home State Bank and Neese; (iii) if Neese defaults under any loan, extension of credit, security agreement, purchase or sales agreement, or any other agreement, in favor of any other creditor or person that may materially affect any of Home State Bank's property or Neese's ability to repay the note or perform Neese's obligations under the note or any of the related documents; (iv) if any warranty, representation or statement made or furnished to Home State Bank by Neese or on Neese's behalf under the note or the related documents is false or misleading in any material respect; (v) upon the dissolution or termination of Neese's existence as a going business, the insolvency of Neese, the appointment of a receiver for any part of Neese's property, any assignment for the benefit of creditors, any type of creditor workout, or the commencement of any proceeding under any bankruptcy or insolvency laws by or against Neese, (vi) upon commencement of foreclosure or forfeiture proceedings by any creditor of Neese or by any governmental agency against any collateral securing the loan; and (vii) if a material adverse change occurs in Neese's financial condition, or Home State Bank believes the prospect of payment or performance of the note is impaired. If any event of default occurs, all commitments and obligations of Home State Bank immediately will terminate and, at Home State Bank's option, all indebtedness immediately will become due and payable, all without notice of any kind to Neese. Additionally, upon an event of default, the interest rate on the note will be increased by 3 percentage points. However, in no event will the interest rate exceed the maximum interest rate limitations under applicable law.

The loan is secured by inventory, accounts receivable, and certain fixed assets of Neese. The loan agreement limited the payment of interest on certain promissory notes (See Note 14) to $40,000 annually or fees to the Company's manager. The Company continues to accrue interest and management fee at the contractual amounts. Such accruals (in excess of $40,000 in interest on the promissory notes) are shown as long-term accrued expenses in the accompanying balance sheet as of June 30, 2019.

If the Company sells property, plant, and equipment securing the loan, it must remit the appraised value of the equipment to Home State Bank. During the nine months ended September 30, 2019, $0 was remitted to Home State Bank pursuant to this requirement. During the three months ended, September 30, 2019, Home State Bank advanced $27,000 against the term loan to pay the annual liability insurance premium.

The Company adopted ASU 2015-03 by deducting $51,427 of net debt issuance costs from the term loan. Amortization of debt issuance costs totaled $16,210 for the three months ended September 30, 2019.

Following is a summary of payments due on the SBCC and Home State Bank terms loan for the succeeding five years:

Amount
2019 (remainder)	$187,500
2020	3,751,757
2021	375,000
2022	375,000
2023	93,750
Total payments	4,783,007
Less current portion of principal payments	4,783,007
Debt issuance costs, net	(372,322)
Long-term portion of principal payments	$-

NOTE 11—NOTES PAYABLE (TERM LOAN)

On June 13, 2018, Neese entered into a term loan agreement with Home State Bank, pursuant to which Neese issued a promissory note to Home State Bank in the principal amount of $3,654,074 with an annual interest rate of 6.85%. Pursuant to the terms of the note, Neese will make semi-annual payments of $302,270 beginning on January 20, 2019 and continuing every six months thereafter until July 20, 2020, the maturity date; provided however, that Neese will pay the note in full immediately upon demand by Home State Bank. Proceeds of the loan were used to pay the Home State Bank line of credit (see Note 8), the Home State Bank note payable (see Note 10), and reduce the balance of the Utica capitalized lease (see Note 13). The amount applied to the principal amount of the lease and lease buyout amount was $2,780,052, which amount was net of lien release fees of $124,650 and lease deposit of $72,322. The remaining balance of the lease at December 31, 2018 is $453,235. The transaction resulted in an early extinguishment of debt loss of $500,804 including a $95,130 write-off of unamortized debt issuance costs.

The loan agreement contains customary representations and warranties. Pursuant to the terms of the loan agreement and the note, an "Event of Default" includes: (i) if Neese fails to make any payment when due under the note; (ii) if Neese fails to comply with or to perform any other term, obligation, covenant or condition contained in the note or in any of the related documents or to comply with or to perform any term, obligation, covenant or condition contained in any other agreement between Home State Bank and Neese; (iii) if Neese defaults under any loan, extension of credit, security agreement, purchase or sales agreement, or any other agreement, in favor of any other creditor or person that may materially affect any of Home State Bank's property or Neese's ability to repay the note or perform Neese's obligations under the note or any of the related documents; (iv) if any warranty, representation or statement made or furnished to Home State Bank by Neese or on Neese's behalf under the note or the related documents is false or misleading in any material respect; (v) upon the dissolution or termination of Neese's existence as a going business, the insolvency of Neese, the appointment of a receiver for any part of Neese's property, any assignment for the benefit of creditors, any type of creditor workout, or the commencement of any proceeding under any bankruptcy or insolvency laws by or against Neese, (vi) upon commencement of foreclosure or forfeiture proceedings by any creditor of Neese or by any governmental agency against any collateral securing the loan; and (vii) if a material adverse change occurs in Neese's financial condition, or Home State Bank believes the prospect of payment or performance of the note is impaired. If any Event of Default occurs, all commitments and obligations of Home State Bank immediately will terminate and, at Home State Bank's option, all indebtedness immediately will become due and payable, all without notice of any kind to Neese. Additionally, upon an Event of Default, the interest rate on the note will be increased by 3 percentage points. However, in no event will the interest rate exceed the maximum interest rate limitations under applicable law.

The loan is secured by inventory, accounts receivable, and certain fixed assets of Neese. The loan agreement limited the payment of interest on the promissory notes (See Note 12) to $40,000 annually or fees to the Company's manager. The Company continues to accrue interest and management fee at the contractual amounts. Such accruals (in excess of $40,000 in interest on the promissory notes) are shown as long-term accrued expenses in the accompanying balance sheet as of December 31, 2018.

If the Company sells property, plant, and equipment securing the loan, it must remit the appraised value of the equipment to Home State Bank. During the year ended December 31, 2018, $21.500 was remitted to Home State Bank pursuant to this requirement.

The Company adopted ASU 2015-03 by deducting $30,513 of net debt issuance costs from the long-term portion of the term loan. Amortization of debt issuance costs totaled $11,866 for the year ended December 31, 2018.

Following is a summary of payments due on the loan for the succeeding five (5) years:

Amount
2019	$293,642
2020	3,292,947
Total payments	3,586,589
Less current portion of principal payments	293,642
Debt issuance costs, net	30,513
Long-term portion of principal payments	$3,262,434